6. Operating expenses (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	$ 8,914,563	$ 6,648,172	$ 7,209,955
Administrative and selling expenses	2,633,405	2,137,249	1,624,866
Compensation to employees
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	2,369,554	2,109,033	2,210,050
Administrative and selling expenses	872,926	846,912	814,878
Other long-term employee benefits
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	68,826	43,215	65,617
Administrative and selling expenses	6,990	6,975	10,521
Depreciation of property, plant and equipment
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	1,969,472	1,757,620	1,848,955
Administrative and selling expenses	245	0	275
Amortization of intangible assets
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	1,421,176	537,912	506,999
Administrative and selling expenses	0	0	0
Purchase of energy and power
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	93,653	67,914	194,533
Administrative and selling expenses	0	2,141	0
Fees and compensation for services
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	426,254	381,195	483,946
Administrative and selling expenses	742,072	527,503	419,832
Maintenance expenses
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	1,313,425	739,966	922,545
Administrative and selling expenses	136,693	238,114	64,350
Consumption of materials and spare parts
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	471,769	248,115	283,936
Administrative and selling expenses	0	377	0
Insurance
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	345,118	371,465	351,370
Administrative and selling expenses	13,110	5,401	4,756
Levies and royalties
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	384,348	343,163	327,354
Administrative and selling expenses	0	0	0
Taxes and assessments
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	33,971	31,457	9,387
Administrative and selling expenses	200,796	74,535	74,946
Tax on bank account transactions
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	4,924	3,807	0
Administrative and selling expenses	628,355	394,314	211,435
Others
DisclosureOfOperatingAdministrativeAndSellingExpensesLineItems [Line Items]
Operating expenses	12,073	13,310	5,263
Administrative and selling expenses	$ 32,218	$ 40,977	$ 23,873